Financial structure and financial costs - Fair value of bonds (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current financial debt
Current portion (less than one year)	$ (7,244)	$ (3,092)	$ (12,672)
Non-current financial debt and related financial instruments	42,533	47,108	55,422
USLIBOR
Non-current financial debt
Fair value after hedging	12,148
VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Non-current financial debt
Non-current financial debt and related financial instruments	8,958	12,820	16,553
FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Non-current financial debt
Non-current financial debt and related financial instruments	26,159	27,147	28,080
Principal financing entities | VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Non-current financial debt
Current portion (less than one year)	(3,890)	(2,540)	(2,699)
Non-current financial debt and related financial instruments	8,258	12,122	14,658
Principal financing entities | Variable rate bonds or bonds after fair value hedge, USD
Non-current financial debt
Fair value after hedging	$ 5,042	5,001	6,253
Principal financing entities | Variable rate bonds or bonds after fair value hedge, USD | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	2.434%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, USD | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	3.883%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, CHF
Non-current financial debt
Fair value after hedging	$ 407	409	410
Principal financing entities | Variable rate bonds or bonds after fair value hedge, CHF | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.176%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, CHF | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.298%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, AUD
Non-current financial debt
Fair value after hedging	$ 71	71	377
Principal financing entities | Variable rate bonds or bonds after fair value hedge, AUD | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	4.00%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, Euro
Non-current financial debt
Fair value after hedging	$ 5,574	7,528	8,666
Principal financing entities | Variable rate bonds or bonds after fair value hedge, Euro | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.25%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, Euro | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	3.125%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, GBP
Non-current financial debt
Fair value after hedging	$ 925	1,524	1,522
Principal financing entities | Variable rate bonds or bonds after fair value hedge, GBP | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.405%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, GBP | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	2.25%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, HKD
Non-current financial debt
Fair value after hedging	$ 129	129	129
Initial current rate before hedging instruments (as a percent)	2.92%
Principal financing entities | FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Non-current financial debt
Current portion (less than one year)	$ (500)	(1,000)	(1,500)
Non-current financial debt and related financial instruments	26,157	26,750	27,632
Principal financing entities | Bond after cash flow hedge or fixed rate bond, EUR
Non-current financial debt
Fair value after hedging	$ 15,628	15,487	15,259
Principal financing entities | Bond after cash flow hedge or fixed rate bond, EUR | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.696%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, EUR | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	5.125%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, USD
Non-current financial debt
Fair value after hedging	$ 8,783	9,941	11,524
Principal financing entities | Bond after cash flow hedge or fixed rate bond, USD | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	2.829%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, USD | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	3.461%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, HKD
Non-current financial debt
Fair value after hedging	$ 187	200	208
Initial current rate before hedging instruments (as a percent)	3.088%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, CHF
Non-current financial debt
Fair value after hedging	$ 1,076	1,113	1,134
Principal financing entities | Bond after cash flow hedge or fixed rate bond, CHF | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.51%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, CHF | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.01%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, GBP
Non-current financial debt
Fair value after hedging	$ 985	1,004	998
Principal financing entities | Bond after cash flow hedge or fixed rate bond, GBP | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.25%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, GBP | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.66%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, AUD
Non-current financial debt
Fair value after hedging	$ (2)	5	9
Initial current rate before hedging instruments (as a percent)	4.00%
TotalEnergies Capital
Non-current financial debt
Number of shares in otherwise wholly-owned subsidiary held by each director	1
TotalEnergies Capital International
Non-current financial debt
Number of shares in otherwise wholly-owned subsidiary held by each director	1
TotalEnergies SE | VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Non-current financial debt
Fair value after hedging		1,200	1,200
Current portion (less than one year)		(1,200)
Other consolidated subsidiaries | VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Non-current financial debt
Non-current financial debt and related financial instruments	$ 700	698	695
Other consolidated subsidiaries | FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Non-current financial debt
Non-current financial debt and related financial instruments	$ 2	$ 397	$ 448